Other financial assets (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial assets [abstract]
Disclosure of other financial assets	Other financial assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF JUNE 30, 2025
OTHER FINANCIAL ASSETS
Advances related to CRO contracts	4,929	4,603
Deposits	863	822
Other	126	126
Total other non-current financial assets	5,919	5,551
Advances related to CRO contracts	7,418	8,018
Deposits	136	—
Total other current financial assets	7,554	8,018
Other financial assets	13,473	13,569